Accrued Liabilities	12 Months Ended
Mar. 31, 2019
Notes to Financial Statements
Accrued Liabilities	9 – ACCRUED LIABILITIES
	March 31, 2019	March 31, 2018
	$	$

Employee related accruals	19,990	22,123
Trade	1,497	(3,082)
	21,487	19,041